Summary of Significant Accounting Policies - Summary of Information Regarding Contract with Customer, Asset and Liability (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current assets:
Accounts receivable, net	₨ 3,307,076	$ 47,818	₨ 2,223,455
Non-Current Assets
Unbilled receivable	123,550	1,786
Contract acquisition cost	152,484	2,205
Current liabilities:
Deferred revenue	99,065	1,432	79,192
Non-current liabilities:
Deferred revenue	₨ 1,800,155	$ 26,029	₨ 1,563,732